Related party balances and transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 – Related party balances and transactions

Related party balances

Due to the shareholders

Name of Related Party	Relationship	Nature of Transaction	March 31, 2025	September 30, 2024
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Shareholder loans	$62,196	$18,424
Ni Jiang	Principal shareholder, chairwoman of the Company	Shareholder loans	288,945	38,354
Total			$351,141	$56,778

The amounts due to the shareholders were unsecured, interest-free and repayable on demand.

Lease liability- a related party

Name of Related Party	Relationship	Nature of Transaction	March 31, 2025	September 30, 2024
			(Unaudited)
Ke Chen	Principal shareholder, Chief Executive Officer and director of the Company	Lease	$55,262	$75,940

Related party transactions

Loan guarantee provided by related parties

As of March 31, 2025 and September 30, 2024, Ke Chen and Jinshan Yao provided guarantees for the Company’s bank loans for up to $1,390,439 and $1,437,814, respectively, and for counter guarantee to Chengdu Small Enterprise Financing Guarantee Co., Ltd. in relation to the Company’s bank loans amounted to $275,607 and $284,998, respectively.

As of March 31, 2025 and September 30, 2024, Ke Chen provided guarantees for the Company’s loans borrowed from an independent third party amounted to $413,411 and $ nil, respectively.

Pledges provided by related parties

As of March 31, 2025, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Bank of Chengdu for the Company’s bank loans amounted to $551,215.

As of September 30, 2024, two real estate properties owned by Jinshan Yao and Ke Chen’s immediate family were pledged to Bank of Chengdu for the Company’s bank loans amounted to $569,995.

A store owned by Ke Chen was pledged to one of the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate roll-over credit facility of RMB2,000,000 (approximately $285,000) has been granted by this major supplier for the Company’s purchase transaction during the fiscal year ended September 30, 2025, with a term of two months and an expiring date on the 60th day following the approval of the credit facility. This credit facility was guaranteed by Ke Chen and Jinshan Yao, and pledged by one real estate property owned by Jinshan Yao and Ke Chen and one automobile owned by Ke Chen.

Lease arrangements with a related party

On August 1, 2021, the Company entered into an operating lease agreement with Ke Chen to rent an office of 485.12 square meters for annual rent of $40,486 (RMB288,000). The lease term is five years which ends on July 31, 2026.

On April 20, 2023, the Company entered into a lease agreement with Ke Chen to rent an office of 73.84 square meters for an annual rent of approximately $3,589 (RMB24,000). The lease term is five years which ends on April 19, 2028.